Property and Equipment, net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross		$ 1,001	$ 812
Less—accumulated depreciation		(376)	(326)
Property and equipment, net	$ 651	625	486
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross		350	341
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross		307	191
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment Gross		$ 344	$ 280